Borrowings - Schedule of Detailed Information About Borrowings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 38,323	£ 42,218
Commercial paper	1,056	536
Other loans	4,624	3,859
Bank loans	293	608
Bank overdrafts	491	274
Lease liabilities	579	14
Borrowings	£ 45,366	47,509
Eurobonds One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro
Bonds and notes	£ 7,591	£ 8,717
Eurobonds One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2020
Borrowings, interest rate		0.90%
Eurobonds One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2045
Borrowings, interest rate		4.90%
Eurobonds Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro
Borrowings, maturity	2021
Borrowings, interest rate basis	3m EURIBOR +50bps
Bonds and notes	£ 931	£ 986
Adjustment to interest rate basis		0.50%
Eurobonds Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	UK sterling
Bonds and notes	£ 4,161	£ 4,671
Eurobonds Three | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate		1.80%
Eurobonds Three | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2055
Borrowings, interest rate		7.30%
Eurobonds Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Borrowings, maturity	2019
Borrowings, interest rate		1.60%
Bonds and notes		£ 512
Eurobonds Five
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Swiss franc
Bonds and notes	£ 510	£ 523
Eurobonds Five | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate		0.60%
Eurobonds Five | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2026
Borrowings, interest rate		1.40%
Bonds Issued One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Bonds and notes	£ 23,805	£ 25,428
Bonds Issued One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2020
Borrowings, interest rate		2.80%
Bonds Issued One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2049
Borrowings, interest rate		8.10%
Bonds Issued Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Borrowings, interest rate basis	USD 3m LIBOR + 59bps to 88bps
Bonds and notes	£ 1,325	£ 1,381
Bonds Issued Two | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2020
Adjustment to interest rate basis		0.59%
Bonds Issued Two | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2022
Adjustment to interest rate basis		0.88%